Net Revenue - Summary of Revenue by Geographical Area Wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Gross revenue	R$ 47,697,618	R$ 19,708,104	R$ 18,561,962
Returns and cancellations	(617,140)	(73,183)	(54,522)
Commercial discounts and rebates	(1,062,204)	(1,292,134)	(1,421,251)
Taxes on sales	(9,096,294)	(3,898,097)	(3,688,770)
Subtotal	(10,775,638)	(5,263,414)	(5,164,543)
Total net revenues	36,921,980	14,444,690	13,397,419
Domestic market [member]
Disclosure of geographical areas [line items]
Gross revenue	15,373,742	8,907,766	8,575,971
Foreign Market [member]
Disclosure of geographical areas [line items]
Gross revenue	31,784,934	10,739,036	9,936,334
Other sales [member]
Disclosure of geographical areas [line items]
Gross revenue	R$ 538,942	R$ 61,302	R$ 49,657